CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 457,922	$ 42,680,499	$ (734,001)	$ (751,293)	$ 41,653,127
Beginning balance (in shares) at Dec. 31, 2018	9,158,438
Net income (loss)			6,469,049		6,469,049
Issuance of common stock under Employee Stock Purchase Plan	$ 1,723	93,437			95,160
Issuance of common stock under Employee Stock Purchase Plan, Shares	34,469
Issuance of common stock to Employee Stock Ownership Plan	$ 6,641	262,995			269,636
Issuance of common stock to Employee Stock Ownership Plan, Shares	132,826
Issuance of common stock under Executive Stock Plan	$ 7,826	612,424			620,250
Issuance of common stock under Executive Stock Plan, Shares	156,525
Share based compensation		412,776			412,776
Other share retirements	$ (11,475)	(1,084,217)	(326,556)		(1,422,248)
Other share retirements, Shares	(229,509)
Shareholder dividends			(759,097)		(759,097)
Other comprehensive income (loss)				53,629	53,629
Ending balance, value at Dec. 31, 2019	$ 462,637	42,977,914	4,649,395	(697,664)	47,392,282
Ending balance (in shares) at Dec. 31, 2019	9,252,749
Shareholder dividends ($0.00 per share)			759,097		759,097
Net income (loss)			(168,523)		(168,523)
Issuance of common stock under Employee Stock Purchase Plan	$ 648	66,246			66,894
Issuance of common stock under Employee Stock Purchase Plan, Shares	12,968
Issuance of common stock to Employee Stock Ownership Plan	$ 3,303	404,281			407,584
Issuance of common stock to Employee Stock Ownership Plan, Shares	66,059
Issuance of common stock under Executive Stock Plan	$ 3,218	20,720			23,938
Issuance of common stock under Executive Stock Plan, Shares	64,352
Share based compensation		319,777			319,777
Other share retirements	$ (4,148)	(387,265)	37,192		(354,221)
Other share retirements, Shares	(82,964)
Shareholder dividends			(380,041)		(380,041)
Other comprehensive income (loss)				(65,659)	(65,659)
Ending balance, value at Sep. 30, 2020	$ 465,658	43,401,673	4,138,023	(763,323)	47,242,031
Ending balance (in shares) at Sep. 30, 2020	9,313,164
Shareholder dividends ($0.00 per share)			380,041		380,041
Beginning balance, value at Dec. 31, 2019	$ 462,637	42,977,914	4,649,395	(697,664)	47,392,282
Beginning balance (in shares) at Dec. 31, 2019	9,252,749
Net income (loss)			(171,658)		(171,658)
Issuance of common stock under Employee Stock Purchase Plan	$ 1,014	93,882			94,896
Issuance of common stock under Employee Stock Purchase Plan, Shares	20,279
Issuance of common stock to Employee Stock Ownership Plan	$ 3,303	404,281			407,584
Issuance of common stock to Employee Stock Ownership Plan, Shares	66,059
Issuance of common stock under Executive Stock Plan	$ 3,298	20,720			24,018
Issuance of common stock under Executive Stock Plan, Shares	65,952
Share based compensation		463,274			463,274
Other share retirements	$ (4,156)	(387,957)	37,213		(354,900)
Other share retirements, Shares	(83,112)
Shareholder dividends			(379,666)		(379,666)
Other comprehensive income (loss)				18,897	18,897
Ending balance, value at Dec. 31, 2020	$ 466,096	43,572,114	4,135,284	(678,767)	47,494,727
Ending balance (in shares) at Dec. 31, 2020	9,321,927
Shareholder dividends ($0.00 per share)			379,666		379,666
Beginning balance (in shares) at Mar. 31, 2020	9,351,486
Shareholder dividends			(1,217)		(1,217)
Ending balance, value at Sep. 30, 2020	$ 465,658	43,401,673	4,138,023	(763,323)	47,242,031
Ending balance (in shares) at Sep. 30, 2020	9,313,164
Shareholder dividends ($0.00 per share)			1,217		1,217
Beginning balance, value at Jun. 30, 2020	467,573	43,495,046	3,830,132	(828,572)	46,964,179
Net income (loss)			262,365		262,365
Issuance of common stock under Employee Stock Purchase Plan	$ 245	24,593			24,838
Issuance of common stock under Employee Stock Purchase Plan, Shares	4,899
Issuance of common stock under Executive Stock Plan	$ 789	15,540			16,329
Issuance of common stock under Executive Stock Plan, Shares	15,768
Share based compensation		143,150			143,150
Other share retirements	$ (2,949)	(276,656)	44,309		(235,296)
Other share retirements, Shares	(58,989)
Other comprehensive income (loss)				65,249	65,249
Ending balance, value at Sep. 30, 2020	$ 465,658	43,401,673	4,138,023	(763,323)	47,242,031
Ending balance (in shares) at Sep. 30, 2020	9,313,164
Beginning balance, value at Dec. 31, 2020	$ 466,096	43,572,114	4,135,284	(678,767)	47,494,727
Beginning balance (in shares) at Dec. 31, 2020	9,321,927
Net income (loss)			4,507,981		4,507,981
Issuance of common stock under Employee Stock Purchase Plan	$ 477	48,532			49,009
Issuance of common stock under Employee Stock Purchase Plan, Shares	9,540
Issuance of common stock to Employee Stock Ownership Plan	$ 3,610	326,358			329,968
Issuance of common stock to Employee Stock Ownership Plan, Shares	72,203
Issuance of common stock under Executive Stock Plan	$ 49,699	3,714,658			3,764,357
Issuance of common stock under Executive Stock Plan, Shares	993,977
Share based compensation		559,397			559,397
Other share retirements	$ (33,851)	(3,342,526)	(1,436,068)		(4,812,445)
Other share retirements, Shares	(677,020)
Shareholder dividends			(34,022,199)		(34,022,199)
Other comprehensive income (loss)				694,160	694,160
Ending balance, value at Sep. 30, 2021	$ 486,031	44,878,533	(26,815,002)	15,393	18,564,955
Ending balance (in shares) at Sep. 30, 2021	9,720,627
Shareholder dividends ($0.00 per share)			34,022,199		34,022,199
Beginning balance, value at Jun. 30, 2021	$ 473,521	44,053,498	(7,772)	(630,428)	43,888,819
Beginning balance (in shares) at Jun. 30, 2021	9,470,424
Net income (loss)			8,608,319		8,608,319
Issuance of common stock under Executive Stock Plan	$ 44,905	3,714,658			3,759,563
Issuance of common stock under Executive Stock Plan, Shares	898,096
Share based compensation		317,065			317,065
Other share retirements	$ (32,395)	(3,206,688)	(1,393,355)		(4,632,438)
Other share retirements, Shares	(647,893)
Shareholder dividends			(34,022,194)		(34,022,194)
Other comprehensive income (loss)				645,821	645,821
Ending balance, value at Sep. 30, 2021	$ 486,031	44,878,533	(26,815,002)	15,393	18,564,955
Ending balance (in shares) at Sep. 30, 2021	9,720,627
Shareholder dividends ($0.00 per share)			$ 34,022,194		$ 34,022,194